N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Jan. 30, 2026
Amendment Flag	false
C000055034 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055034 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000055034 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000055030 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	1.12%	4.36%	3.27%	4.98%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055030 [Member] | C000026331 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-3 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	4.98%
C000055030 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000082531 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-4 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	0.82%	4.68%	3.58%	5.30%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Growth	American Funds® EUPAC Fund™ – Class R-4 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)	0.82%	4.68%	3.58%	5.30%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

C000082531 [Member] | C000026332 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds® EUPAC Fund™ – Class R-4 (Effective 06/01/2025, American Funds EuroPacific Growth Fund® was renamed American Funds® EUPAC Fund™)
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	5.30%
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Invesco International Value Fund - Class A (Effective 8/22/2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund)	1.11%	-0.75%	1.19%	3.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited (Effective 8/22/2025, Invesco Asset Management Limited was added as Subadviser)

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Foreign Large Value	Invesco International Value Fund - Class A (Effective 8/22/2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund)	1.11%	-0.75%	1.19%	3.30%
	Adviser: Invesco Advisers, Inc.
	Subadviser: Invesco Asset Management Limited (Effective 8/22/2025, Invesco Asset Management Limited was added as Subadviser)

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000000540 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Foreign Large Value
Portfolio Company Name [Text Block]	Invesco International Value Fund - Class A (Effective 8/22/2025, Invesco EQV European Equity Fund was renamed Invesco International Value Fund)
C000055033 [Member] | C000000551 [Member]
Variable Option [Line Items]
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Invesco Asset Management Limited (Effective 8/22/2025, Invesco Asset Management Limited was added as Subadviser)
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(0.75%)
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	3.30%
C000055033 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000055032 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055032 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000065160 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000065160 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Small Value	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)	1.14%	9.65%	9.43%	6.93%
	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078455 [Member] | C000073699 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Federated Hermes MDT Small Cap Value Fund - Class A* (Effective 11/26/2025, Federated Hermes Clover Small Value Fund was renamed Federated Hermes MDT Small Cap Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: Federated MDTA LLC (Effective 11/26/2025, Federated Equity Mgmt Co. Of Penn was replaced by Federated MDTA LLC)
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	6.93%